Segment Information - Additional Information (Detail) - Enjoy Technology Inc [Member] $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) Customers	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Customers	Dec. 31, 2019 USD ($) Customers
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 14,074			$ 14,074	$ 9,109
Revenue		$ 40,211	$ 25,825	$ 60,323	$ 45,657
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Number of major customers | Customers				2	2
Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue				$ 41,300	$ 37,400
Revenue Benchmark [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue				13,700	6,900
North America Segment [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	7,920			7,920	5,621
Revenue		$ 32,677	20,108	$ 46,593	38,722
North America Segment [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Number of major customers | Customers		2		1
North America Segment [Member] | Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue		$ 25,400	18,800
North America Segment [Member] | Revenue Benchmark [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue		7,500	5,700
North America Segment [Member] | Revenue Benchmark [Member] | Customer Three [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue		4,800	1,300
Europe Segment [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	6,154			$ 6,154	3,488
Revenue		$ 7,534	$ 5,717	$ 13,730	6,935
Europe Segment [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Number of major customers | Customers		1		1
UNITED STATES | North America Segment [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	7,100			$ 7,100	5,500
Revenue				41,900	38,600
CANADA | North America Segment [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 800			800	100
Revenue				$ 4,700	$ 100